Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. In 2025, we did not grant stock option awards to our NEOs, and, accordingly, no stock option awards were granted during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Method	In 2025, we did not grant stock option awards to our NEOs, and, accordingly, no stock option awards were granted during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false